Share Based Compensation (Details) - Schedule of the Option Activity - Stock Options [Member] - USD ($)		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Share Based Compensation (Details) - Schedule of the Option Activity [Line Items]
Number of share options, Outstanding, Beginning	[1]	272,126	127,404	71,756
Weighted average exercise price, Outstanding, Beginning		$ 21.54	$ 31.91	$ 37.63
Remaining contractual term in years, Outstanding, Beginning		10 years 9 months 29 days	11 years 3 days	11 years 2 months 19 days
Number of share options, Outstanding, Granted	[1]	403,820	153,146	75,235
Weighted average exercise price, Granted		$ 2.68	$ 13.4	$ 27.6
Remaining contractual term in years, Granted			12 years 3 months 18 days	12 years 3 months 14 days
Number of share options, Outstanding, Exercised	[1]	(791)	(6,721)	(19,037)
Weighted average exercise price, Exercised		$ 20.9	$ 25.25	$ 36.52
Aggregate Intrinsic value, Exercised
Number of share options, Outstanding, Forfeited	[1]	(248,095)	(1,268)	(550)
Weighted average exercise price, Forfeited		$ 21.74	$ 28.11	$ 29
Number of share options, Outstanding, Cancelled	[1]		(435)
Weighted average exercise price, Cancelled			$ 116.71
Number of share options, Outstanding, Ending	[1]	427,060	272,126	127,404
Weighted average exercise price, Outstanding, Ending		$ 3.59	$ 21.54	$ 31.91
Remaining contractual term in years, Outstanding, Ending		9 years 3 months 10 days	10 years 9 months 29 days	11 years 3 days
Aggregate Intrinsic value, Outstanding, Ending
Number of share options, Outstanding,Exercisable	[1]	420,157	89,300	31,456
Weighted average exercise price, Exercisable		$ 3.43	$ 32.71	$ 42.62
Remaining contractual term in years, Exercisable		9 years 5 months 1 day	9 years 7 months 20 days	9 years 7 months 17 days
Aggregate Intrinsic value, Exercisable

[1]	All per share amounts and shares outstanding for all periods have been retroactively restated to reflect APTORUM GROUP LIMITED’s 1 for 10 reverse stock split, which was effective on January 23, 2023.